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                                                                 [LOGO]
                                                                 [HARTFORD LIFE]

October 3, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:    The Director - Series VII
       Hartford Life and Annuity Insurance Company
       Hartford Life and Annuity Insurance Company Separate Account One File No. 333-69487

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

           1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

           2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on September 12, 2000.

If you have any questions, please feel free to contact me at (860) 843-3991.


Sincerely,

/s/ Lynn Higgins

Lynn Higgins


Enclosures